As filed with the Securities and Exchange Commission on November 1, 2016

File No. 033-65137

File No. 811-07455

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 90	☒

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 91	☒

(Check appropriate box or boxes)

Virtus Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl St.

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement
2.	Supplements dated November 1, 2016 to the Virtus Opportunities Trust prospectus dated January 28, 2016, which contain disclosure required to add Class R6 Shares to the Virtus Bond Fund, Virtus Global Real Estate Securities Fund, Virtus High Yield Fund, Virtus Multi-Sector Short Term Bond Fund and Virtus Senior Floating Rate Fund
3.	Supplement dated November 1, 2016 to the Virtus Opportunities Trust Statement of Additional Information (“SAI”) dated January 28, 2016, which contains disclosure required to add Class R6 Shares to the Virtus Bond Fund, Virtus Global Real Estate Securities Fund, Virtus High Yield Fund, Virtus Multi-Sector Short Term Bond Fund and Virtus Senior Floating Rate Fund
4.	Part C
5.	Signature Page

This Post-Effective Amendment is being filed for the sole purpose of completing the registration of Class R6 Shares of the Virtus Bond Fund, Virtus Global Real Estate Securities Fund, Virtus High Yield Fund, Virtus Multi-Sector Short Term Bond Fund and Virtus Senior Floating Rate Fund by inserting disclosure into the prospectuses and SAI necessary and appropriate to add Class R6 Shares to these funds. But for the supplemental disclosure filed herewith, Parts A and B of Registrant’s Post-Effective Amendment No. 85 to its registration statement filed on January 27, 2016, and effective January 28, 2016, are incorporated by reference herein and this Post-Effective Amendment No. 90 is being filed for the sole purpose of completing the registration of Class R6 Shares of the Virtus Bond Fund, Virtus Global Real Estate Securities Fund, Virtus High Yield Fund, Virtus Multi-Sector Short Term Bond Fund and Virtus Senior Floating Rate Fund.

Virtus Bond Fund, Virtus High Yield Fund,

and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated November 1, 2016 to the Summary Prospectuses dated January 28, 2016, as supplemented, and the Virtus Opportunities Trust Statutory Prospectus, dated January 28, 2016, as supplemented

Important Notice to Investors

As of November 1, 2016, Virtus Bond Fund, Virtus High Yield Fund and Virtus Senior Floating Rate Fund are offering Class R6 Shares, in addition to the share classes already offered by the funds. Additionally, Virtus High Yield Fund has increased its expense reimbursement arrangement, effective November 1, 2016. Accordingly, the funds’ prospectuses are hereby amended to add the following disclosure.

Virtus Bond Fund

The cover page of the statutory prospectus is hereby revised by replacing the row showing ticker symbols for the fund’s share classes with the row shown below:

	A	B	C	I	R6	T
Virtus Bond Fund	SAVAX	SAVBX	SAVCX	SAVYX	VBFRX

The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class R6 column and to revise the associated footnotes as shown below:

Shareholder Fees (fees paid directly from your investment)	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fee	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.36	%(b)
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(c)	0.82%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.27)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	0.55%

(b)	Estimated for current fiscal year, as annualized.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.85% for Class A Shares, 1.60% for Class B Shares, 1.60% for Class C Shares, 0.60% for Class I Shares and 0.54% for Class R6 Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

The Example table is hereby revised to add the Class R6 row as shown below:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$56	$235	$429	$988

Virtus High Yield Fund

The cover page of the statutory prospectus is hereby revised by replacing the row showing ticker symbols for the fund’s share classes with the row shown below:

	A	B	C	I	R6	T
Virtus High Yield Fund	PHCHX	PHCCX	PGHCX	PHCIX	VRHYX

The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to reflect the new expense reimbursement arrangements, to add the Class R6 column and to revise the associated footnotes:

Shareholder Fees (fees paid directly from your investment)	Class A	Class B		Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	None		None		None	None
Maximum Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	5.00	%(a)	1.00	%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I	Class R6
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	None	None
Other Expenses	0.42%	0.42%	0.42%	0.42%	0.36	%(b)
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(c)	1.33%	2.08%	2.08%	1.08%	1.02%
Less: Expense Reimbursement(d)	(0.32)%	(0.32)%	(0.32)%	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	1.01%	1.76%	1.76%	0.76%	0.70%

(a)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)	Estimated for current fiscal year, as annualized.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.00% for Class A Shares, 1.75% for Class B Shares, 1.75% for Class C Shares, 0.75% for Class I Shares and 0.69% for Class R6 Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$474	$750	$1,047	$1,890
Class B	Sold	$579	$821	$1,089	$2,193
	Held	$179	$621	$1,089	$2,193
Class C	Sold	$279	$621	$1,089	$2,385
	Held	$179	$621	$1,089	$2,385
Class I	Sold or Held	$78	$312	$564	$1,288
Class R6	Sold or Held	$72	$293	$532	$1,219

Virtus Senior Floating Rate Fund

The cover page of the statutory prospectus is hereby revised by replacing the row showing ticker symbols for the fund’s share classes with the row shown below:

	A	B	C	I	R6	T
Virtus Senior Floating Rate Fund	PSFRX		PFSRX	PSFIX	VRSFX

The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, are hereby revised to add the Class R6 column and to revise the associated footnote as shown below:

Shareholder Fees (fees paid directly from your investment)	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fee	0.60%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.29	%(b)
Total Annual Fund Operating Expenses	0.89%
(b)	Estimated for current fiscal year, as annualized.

The Example table is hereby revised to add the Class R6 row as shown below:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$91	$284	$493	$1,096

All Funds

In the first table in the section “More Information About Fund Expenses” on page 128 of the statutory prospectus, the rows corresponding to the funds are hereby replaced with the following.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Bond Fund	0.85%	1.60%	1.60%	0.60%	0.54%	N/A	January 31, 2017
Virtus High Yield Fund	1.00%	1.75%	1.75%	0.75%	0.69%	N/A	January 31, 2017
Virtus Senior Floating Rate Fund*	1.20%	N/A	1.95%	0.95%	0.89%	N/A	January 31, 2017

In the second table in the section “More Information About Fund Expenses” on page 129 of the statutory prospectus, the rows corresponding to the funds are hereby replaced and an associated footnote has been added.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares		Class T Shares
Virtus Bond Fund	0.86%	1.61%	1.61%	0.61%	0.55%		N/A
Virtus High Yield Fund**	1.16%	1.91%	1.91%	0.91%	0.85	%***	N/A
Virtus Senior Floating Rate Fund*	1.20%	N/A	1.95%	0.95%	0.89%		N/A

** Rates shown reflect prior expense reimbursement arrangements.

***Estimated based on then existing share classes.

Under “What are the classes and how do they differ?” on page 202 of the statutory prospectus, the table in this section is hereby amended to read “None” in the column entitled “Class R6” for Virtus Bond Fund, Virtus High Yield Fund and Virtus Senior Floating Rate Fund.

The Class R6 Shares subheading under “What arrangement is best for you?” on pages 202-204 of the statutory prospectus is hereby amended to read:

Class R6 Shares (Virtus Bond Fund, Virtus Emerging Markets Opportunities Fund, Virtus Equity Trend Fund, Virtus Foreign Opportunities Fund, Virtus Global Real Estate Securities Fund, Virtus High Yield Fund, Virtus International Small-Cap Fund, Virtus Multi-Sector Intermediate Bond Fund, Virtus Multi-Sector Short Term Bond Fund, Virtus Real Estate Securities Fund and Virtus Senior Floating Rate Fund only).

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/BFHYFSFRFAddR6NewExpCap (11/16)

Virtus Global Real Estate Securities Fund,

a series of Virtus Opportunities Trust

Supplement dated November 1, 2016 to the Summary Prospectus dated January 28, 2016, as supplemented,

and the Virtus Opportunities Trust Statutory Prospectus, dated January 28, 2016, as supplemented

Important Notice to Investors

As of November 1, 2016, Virtus Global Real Estate Securities Fund is offering Class R6 Shares, in addition to the share classes already offered by the fund. Accordingly, the fund’s prospectuses are hereby amended to add the following disclosure.

The cover page of the statutory prospectus is hereby revised by replacing the row showing ticker symbols for the fund’s share classes with the row shown below:

	A	B	C	I	R6	T
Virtus Global Real Estate Securities Fund	VGSAX		VGSCX	VGISX	VRGEX

The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class R6 column and to revise the associated footnotes as shown below:

Shareholder Fees (fees paid directly from your investment)	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fee	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.29	%(b)
Total Annual Fund Operating Expenses(c)	1.14%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.10)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	1.04%
(b)	Estimated for current fiscal year, as annualized.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares, 1.15% for Class I Shares and 1.04% for Class R6 Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

The Example table is hereby revised to add the Class R6 row as shown below:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$106	$352	$618	$1,377

In the first table in the section “More Information About Fund Expenses” on page 128 of the statutory prospectus, the row corresponding to the fund is hereby replaced with the following.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Global Real Estate Securities Fund	1.40%	N/A	2.15%	1.15%	1.04%	N/A	January 31, 2017

In the second table in the section “More Information About Fund Expenses” on page 129 of the statutory prospectus, the row corresponding to the fund is hereby replaced with the following.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Global Real Estate Securities Fund	1.40%	N/A	2.15%	1.15%	1.04%	N/A	January 31, 2017

Under “What are the classes and how do they differ?” on page 202 of the statutory prospectus, the table in this section is hereby amended to read “None” in the column entitled “Class R6” for Virtus Global Real Estate Securities Fund.

The Class R6 Shares subheading under “What arrangement is best for you?” on pages 202-204 of the statutory prospectus is hereby amended to read:

Class R6 Shares (Virtus Bond Fund, Virtus Emerging Markets Opportunities Fund, Virtus Equity Trend Fund, Virtus Foreign Opportunities Fund, Virtus Global Real Estate Securities Fund, Virtus High Yield Fund, Virtus International Small-Cap Fund, Virtus Multi-Sector Intermediate Bond Fund, Virtus Multi-Sector Short Term Bond Fund, Virtus Real Estate Securities Fund and Virtus Senior Floating Rate Fund only).

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/GlRESecNewExpCap (11/16)

Virtus Multi-Sector Short Term Bond Fund,

a series of Virtus Opportunities Trust

Supplement dated November 1, 2016 to the Summary Prospectus dated January 28, 2016, as supplemented,

and the Virtus Opportunities Trust Statutory Prospectus, January 28, 2016, as supplemented

Important Notice to Investors

As of November 1, 2016, Virtus Multi-Sector Short Term Bond Fund is offering Class R6 Shares, in addition to the share classes already offered by the fund. Accordingly, the fund’s prospectuses are hereby amended to add the following disclosure.

The cover page of the statutory prospectus is hereby revised by replacing the row showing ticker symbols for the fund’s share classes with the row shown below:

	A	B	C	I	R6	T
Virtus Multi-Sector Short Term Bond Fund	NARAX	PBARX	PSTCX	PIMSX	VMSSX	PMSTX

The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class R6 column and to revise the associated footnote as shown below:

Shareholder Fees (fees paid directly from your investment)	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fee	0.47%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.18	%(b)
Total Annual Fund Operating Expenses	0.65%
(b)	Estimated for current fiscal year, as annualized.

The Example table is hereby revised to add the Class R6 row as shown below:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$66	$208	$362	$810

In the first table in the section “More Information About Fund Expenses” on page 128 of the statutory prospectus, the row corresponding to the fund is hereby replaced with the following.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Multi-Sector Short Term Bond Fund	1.10%	1.60%	1.35%	0.85%	0.78%	1.85%	January 31, 2017

In the second table in the section “More Information About Fund Expenses” on page 129 of the statutory prospectus, the row corresponding to the fund is hereby replaced with the following.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares
Virtus Multi-Sector Short Term Bond Fund*	0.97%	1.47%	1.22%	0.72%	0.65%	1.72%

Under “What are the classes and how do they differ?” on page 202 of the statutory prospectus, the table in this section is hereby amended to read “None” in the column entitled “Class R6” for Virtus Multi-Sector Short Term Bond Fund.

The Class R6 Shares subheading under “What arrangement is best for you?” on pages 202-204 of the statutory prospectus is hereby amended to read:

Class R6 Shares (Virtus Bond Fund, Virtus Emerging Markets Opportunities Fund, Virtus Equity Trend Fund, Virtus Foreign Opportunities Fund, Virtus Global Real Estate Securities Fund, Virtus High Yield Fund, Virtus International Small-Cap Fund, Virtus Multi-Sector Intermediate Bond Fund, Virtus Multi-Sector Short Term Bond Fund, Virtus Real Estate Securities Fund and Virtus Senior Floating Rate Fund only).

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/MSSTBAddR6 (11/16)

Virtus Bond Fund, Virtus, Virtus Global Real Estate Securities Fund,

Virtus High Yield Fund, Virtus Multi-Sector Short Term Bond Fund,

and Senior Floating Rate Fund, each a series of Virtus Opportunities Trust

Supplement dated November 1, 2016 to the Statement of

Additional Information (“SAI”) dated September 23, 2016

Important Notice to Investors

As of November 1, 2016, Virtus Bond Fund, Virtus Global Real Estate Securities Fund, Virtus High Yield Fund, Virtus Multi-Sector Short Term Bond Fund and Virtus Senior Floating Rate Fund are offering Class R6 Shares, in addition to the share classes already offered by each fund. Additionally, Virtus High Yield Fund has increased its expense reimbursement arrangement, effective November 1, 2016. Accordingly, the SAI is hereby amended to add the following disclosures.

The cover page of the SAI is hereby revised by replacing the rows showing ticker symbols for the following funds’ share classes with the rows shown below:

	A	B	C	I	R6	T
Virtus Bond Fund	SAVAX	SAVBX	SAVCX	SAVYX	VBFRX
Virtus Global Real Estate Securities Fund	VGSAX		VGSCX	VGISX	VRGEX
Virtus High Yield Fund	PHCHX	PHCCX	PGHCX	PHCIX	VRHYX
Virtus Multi-Sector Short Term Bond Fund	NARAX	PBARX	PSTCX	PIMSX	VMSSX	PMSTX
Virtus Senior Floating Rate Fund	PSFRX		PFSRX	PSFIX	VRSFX

Under “Other Virtus Mutual Funds” on page 15, the rows shown below are hereby revised to indicate that each of these funds offers Class R6 Shares:

Class/Shares
Trust	Fund	R6
Virtus Alternative Solutions Trust	Multi-Strategy Target Return Fund	X
Virtus Equity Trust	Quality Small-Cap Fund	X

Under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” on pages 86-88 of the funds’ SAI, the rows in the second table corresponding to the funds shown below are hereby replaced with the following:

	Class A	Class B	Class C	Class I	Class R6	Class T	Through Date
Bond Fund	0.85%	1.60%	1.60%	0.60%	0.54%	N/A	January 31, 2017
Global Real Estate Securities Fund	1.40%	N/A	2.15%	1.15%	1.04%	N/A	January 31, 2017
High Yield Fund	1.00%	1.75%	1.75%	0.75%	0.69%	N/A	January 31, 2017
Multi-Sector Short Term Bond Fund	1.10%	1.60%	1.35%	0.85%	0.78%	1.85%	January 31, 2017
Senior Floating Rate Fund	1.20%	N/A	1.95%	0.95%	0.89%	N/A	January 31, 2017

Investors should retain this supplement with the SAI for future reference.

VOT 8020B SAI/AddR6NewExpCap (11/16)

VIRTUS OPPORTUNITIES TRUST

PART C—OTHER INFORMATION

Item 28. Exhibits

(a)	Amended Declaration of Trust.

1.	Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, filed via EDGAR (as Exhibit a) with Post-Effective Amendment No. 12 (File No. 033-65137) on January 25, 2002, and incorporated herein by reference.

2.	Amendment to the Declaration of Trust of Virtus Opportunities Trust (“VOT” or the “Registrant”), dated November 16, 2006, filed via EDGAR (as Exhibit a.2) with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007, and incorporated herein by reference.

3.	Amendment to the Declaration of Trust of VOT, dated August 20, 2015, filed via EDGAR (as Exhibit a.3) with Post-Effective Amendment No. 85 (File No. 033-65137) on January 27, 2016, and incorporated herein by reference.

(b)	Bylaws.

1.	Amended and Restated By-Laws dated November 16, 2005, filed via EDGAR (as Exhibit b.1) with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007, and incorporated herein by reference.

2.	Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR (as Exhibit b.2) with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007, and incorporated herein by reference.

3.	Amendment No. 2 to the Amended and Restated By-Laws of the Registrant, dated August November 17, 2011, filed via EDGAR (as Exhibit b.3) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

(c)	See Articles III, V, VI and VIII of Registrant’s Agreement and Declaration of Trust and Articles II and VII of Registrant’s Bylaws, each as amended.

(d)	Investment Advisory Contracts.

1.	Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of Bond Fund, and Virtus Investment Advisers, Inc. (“VIA”) effective November 20, 2002, filed via EDGAR (as Exhibit d.1) with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004, and incorporated herein by reference.

a)	Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated June 8, 2006, filed via EDGAR (as Exhibit d.6) with Post-Effective Amendment No. 22 (File No. 033-65137) on June 9, 2006, and incorporated herein by reference.

b)	Second Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA, dated June 27, 2007, on behalf of CA-Tax Exempt Bond Fund, Global Dividend Fund (formerly Global Infrastructure Fund), High Yield Fund, Market Neutral Fund, Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Real Estate Securities Fund, filed via EDGAR (as Exhibit d.7) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007, and incorporated herein by reference.

c)	Third Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated September 24, 2007, on behalf of Alternatives Diversifier Fund, Foreign Opportunities Fund, Global Opportunities Fund, International Real Estate Securities Fund, AlphaSector Rotation Fund (now known as Virtus Sector Trend Fund) and AlphaSector Allocation Fund, filed via EDGAR (as Exhibit d.10) with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007, and incorporated herein by reference.

d)	Fourth Amendment to Amended and Restated Investment Advisory Agreement, between the Registrant and VIA on behalf of Senior Floating Rate Fund effective as of January 31, 2008, filed via EDGAR (as Exhibit d.13) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

e)	Fifth Amendment to Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA effective as of October 1, 2008, filed via EDGAR (as Exhibit d.14) with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009, and incorporated herein by reference.

f)	Sixth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA on behalf of Global Real Estate Securities Fund, Greater Asia ex Japan Opportunities Fund and Greater European Opportunities Fund effective as of March 2, 2009, filed via EDGAR (as Exhibit d.17) with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

g)	Seventh Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of May 29, 2009, filed via EDGAR (as Exhibit d.18) with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

h)	Eighth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of September 29, 2009, filed via EDGAR (as Exhibit d.22) with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

i)	Ninth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of January 1, 2010, filed via EDGAR (as Exhibit d.26) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

j)	Tenth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of June 30, 2010, filed via EDGAR (as Exhibit d.27) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

k)	Eleventh Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of September 14, 2010, filed via EDGAR (as Exhibit d.28) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

l)	Twelfth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of January 1, 2011, filed via EDGAR (as Exhibit d.29) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

m)	Thirteenth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of March 15, 2011, filed via EDGAR (as Exhibit d.30) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

n)	Fourteenth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective as of February 6, 2012, on behalf of Dynamic Trend Fund (formerly Dynamic AlphaSector Fund and Market Neutral Fund), filed via EDGAR (as Exhibit d.15) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

o)	Fifteenth Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA effective as of August 28, 2012, on behalf of Emerging Markets Debt Fund,

Emerging Markets Equity Income Fund, Herzfeld Fund, International Small-Cap Fund and Wealth Masters Fund, filed via EDGAR (as Exhibit d.16) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

p)	Sixteenth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of December 18, 2012, on behalf of Disciplined Equity Style Fund, Disciplined Select Bond Fund and Disciplined Select Country Fund, filed via EDGAR (as Exhibit d.17) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

q)	Seventeenth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of June 10, 2013, on behalf of Low Volatility Equity Fund, filed via EDGAR (as Exhibit d.18) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

r)	Eighteenth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of December 18, 2013, on behalf of Emerging Markets Small Cap Fund, filed via EDGAR (as Exhibit d.1.r) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

s)	Nineteenth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of November 13, 2014, on behalf of International Wealth Masters Fund filed via EDGAR (as Exhibit d.1.s) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

t)	Twentieth Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of January 6, 2015, filed via EDGAR (as Exhibit d.1.t) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

u)	Twenty-First Amendment to the Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of March 19, 2015, on behalf of Virtus Essential Resources Fund, filed via EDGAR (as Exhibit d.1.u) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

v)	Twenty-Second Amendment to the Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA effective as of May 11, 2015, on behalf of Virtus Multi-Asset Trend Fund, Virtus Sector Trend Fund, Virtus Dynamic Trend Fund, Virtus Global Equity Trend Fund and Virtus Equity Trend Fund, filed via EDGAR (as Exhibit d.1.v) with Post-Effective Amendment No. 85 (File No. 033-65137) on January 27, 2016, and incorporated herein by reference.

w)	Twenty-Third Amendment to the Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA effective as of February 8, 2016, on behalf of Virtus Equity Trend Fund, filed via EDGAR (as Exhibit d.1.w) with Post-Effective Amendment No. 88 (File No. 033-65137) on September 23, 2016, and incorporated herein by reference.

2.	Investment Advisory Agreement between Virtus Insight Trust (“VIT”) and Virtus Investment Advisers, Inc., dated May 18, 2006, filed via EDGAR (as Exhibit d.1) with Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006, and incorporated herein by reference.

a)	First Amendment to Investment Advisory Agreement between VIT and VIA, dated January 1, 2010, filed via EDGAR (as Exhibit d.7) with VIT’s Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

3.	Subadvisory Agreement between VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”), dated June 27, 2007, on behalf of Global Dividend Fund and Real Estate Securities Fund, filed via EDGAR (as Exhibit d.9) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement between VIA and Duff & Phelps dated September 24, 2007, on behalf of International Real Estate Securities Fund, filed via EDGAR (as Exhibit d.11) with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007, and incorporated herein by reference.

b)	Second Amendment to Subadvisory Agreement between VIA and Duff & Phelps on behalf of Global Real Estate Securities Fund dated March 2, 2009, filed via EDGAR (as Exhibit d.20) with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

c)	Third Amendment to Subadvisory Agreement between VIA and Duff & Phelps on behalf of Global Dividend Fund, Global Real Estate Securities Fund, International Real Estate Securities Fund and Real Estate Securities Fund dated January 1, 2010, filed via EDGAR (as Exhibit d.31) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

d)	Interim Subadvisory Agreement between VIA and Duff & Phelps on behalf of Virtus International Equity Fund dated September 7, 2016, filed via EDGAR (as Exhibit d.3.d) with Post-Effective Amendment No. 88 (File No. 033-65137) on September 23, 2016, and incorporated herein by reference.

4.	Subadvisory Agreement between VIA and Thomas J. Herzfeld Advisors, Inc. (“Herzfeld”) on behalf of Herzfeld Fund dated August 28, 2012, filed via EDGAR (as Exhibit d.32) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

5.	Subadvisory Agreement between VIA and Horizon Asset Management LLC (“Horizon”) on behalf of Wealth Masters Fund dated August 28, 2012, filed via EDGAR (as Exhibit d.25) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

6.	Subadvisory Agreement between VIA and Horizon on behalf of International Wealth Masters Fund dated November 13, 2014, filed via EDGAR (as Exhibit d.13) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

7.	Subadvisory Agreement between VIA and Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”) on behalf of International Small-Cap Equity Fund dated August 28, 2012, filed via EDGAR (as Exhibit d.26) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

a)	Amendment to Subadvisory Agreement between VIA and Kayne Anderson Rudnick dated December 18, 2013, on behalf of Emerging Markets Small-Cap Fund, filed via EDGAR (as Exhibit d.11.a) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

8.	Subadvisory Agreement between VIA and KBI Global Investors (North America) Ltd. (fka Kleinwort Benson Investors International, Ltd.) (“KBI Global”) on behalf of Virtus Emerging Markets Equity Income Fund and Virtus Essential Resources Fund dated August 31, 2016, filed via EDGAR (as Exhibit d.12) with Post-Effective Amendment No. 88 (File No. 033-65137) on September 23, 2016, and incorporated herein by reference.

9.	Subadvisory Agreement between VIA and Newfleet Asset Management, LLC (formerly SCM Advisors LLC) (“Newfleet”) dated July 1, 1998, filed via EDGAR (as Exhibit d.2) with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005, and incorporated herein by reference.

a)	Investment Subadvisory Agreement Amendment between VIA and Newfleet effective July 1, 1998 for the purpose of amending the Subadvisory Agreement of the same date in order to correct a typographical error in such Subadvisory Agreement, filed via EDGAR (as Exhibit d.3) with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005, and incorporated herein by reference.

b)	Amendment to Subadvisory Agreement between VIA and Newfleet dated November 20, 2002, filed via EDGAR (as Exhibit d.4) with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005, and incorporated herein by reference.

c)	Third Amendment to Subadvisory Agreement between VIA and Newfleet dated September 1, 2006, filed via EDGAR (as Exhibit d.5) with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007, and incorporated herein by reference.

d)	Fourth Amendment to Subadvisory Agreement between VIA and Newfleet, on behalf of High Yield Fund, dated June 27, 2007, filed via EDGAR (as Exhibit d.9) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007, and incorporated herein by reference.

e)	Fifth Amendment to Subadvisory Agreement between VIA and Newfleet, on behalf of Bond Fund and High Yield Fund, dated January 1, 2010, filed via EDGAR (as Exhibit d.23) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

f)	Sixth Amendment to Subadvisory Agreement between VIA and Newfleet on behalf of Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Senior Floating Rate Fund dated June 2, 2011, filed via EDGAR (as Exhibit d.38) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

g)	Seventh Amendment to Subadvisory Agreement between VIA and Newfleet on behalf of CA Tax-Exempt Bond Fund dated September 30, 2011, filed via EDGAR (as Exhibit d.39) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

10.	Subadvisory Agreement between VIA and Newfleet on behalf of Low Duration Income Fund, dated May 18, 2012, filed via EDGAR (as Exhibit d.6) with VIT’s Post-Effective Amendment No. 56 (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement between VIA and Newfleet on behalf of Tax-Exempt Bond Fund, dated June 15, 2012, filed via EDGAR (as Exhibit d.7) with VIT’s Post-Effective Amendment No. 56 (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

11.	Subadvisory Agreement between VIA and Newfleet on behalf of Emerging Markets Debt Fund dated August 28, 2012, filed via EDGAR (as Exhibit d.29) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

12.	Subadvisory Agreement between VIA and Rampart Investment Management Company, LLC (“Rampart”) on behalf of Low Volatility Equity Fund dated June 10, 2013, filed via EDGAR with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

13.	Subadvisory Agreement between VIA and Vontobel Asset Management, Inc. (“Vontobel”) dated September 24, 2007, on behalf of Foreign Opportunities Fund, filed via EDGAR (as Exhibit d.12) with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement between VIA and Vontobel dated January 1, 2009, filed via EDGAR (as Exhibit d.15) with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009, and incorporated by reference.

b)	Second Amendment to Subadvisory Agreement between VIA and Vontobel on behalf of Global Opportunities Fund dated January 28, 2009, filed via EDGAR (as Exhibit d.16) with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009, and incorporated by reference.

c)	Third Amendment to Subadvisory Agreement between VIA and Vontobel on behalf of Greater Asia ex Japan Opportunities Fund and Greater European Opportunities Fund dated April 21, 2009, filed via EDGAR (as Exhibit d.19) with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

d)	Fourth Amendment to Subadvisory Agreement between VIA and Vontobel on behalf of Foreign Opportunities Fund, Global Opportunities Fund, Greater Asia ex Japan Opportunities Fund and Greater European Opportunities Fund dated January 1, 2010, filed via EDGAR (as Exhibit d.24) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

14.	Subadvisory Agreement between VIA and Vontobel on behalf of Emerging Markets Opportunities Fund, dated May 18, 2006, filed via EDGAR (as Exhibit d.3) with VIT’s Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006, and incorporated herein by reference.

a)	First Amendment to Subadvisory Agreement between VIA and Vontobel on behalf of Emerging Markets Opportunities Fund, dated January 1, 2010, filed via EDGAR (as Exhibit d.5) with Post-Effective Amendment No. 50 (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

(e)	Underwriting Agreement.

1.	Underwriting Agreement between VP Distributors, LLC (formerly VP Distributors, Inc.) (“VP Distributors”) and Registrant dated July 1, 1998 and filed via EDGAR (as Exhibit e.1) with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005, and incorporated herein by reference.

2.	Distribution Agreement between Registrant and VP Distributors, LLC, dated May 18, 2006, filed via EDGAR (as Exhibit e.1) with VIT’s Post-Effective Amendment No. 44 (File No. 033-64915) on June 2, 2006, and incorporated herein by reference.

3.	Form of Sales Agreement between VP Distributors and dealers, effective January, 2016, filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 35 to the Registration Statement of Virtus Retirement Trust (“VRT”); (formerly known as Virtus Institutional Trust) (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

a) *Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective November 2016 filed via EDGAR (as Exhibit e.3.a) herewith.

(f)	None.

(g)	Custodian Agreement.

1.	Master Global Custody Agreement between each of Registrant, Virtus Equity Trust (“VET”) and VIT (collectively, “Virtus Mutual Funds”), and JPMorgan Chase Bank, N.A., dated March 1, 2013, filed via EDGAR (as Exhibit g.1) with Post-Effective Amendment No. 56 to the Registration Statement of VIT (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

a)	Amendment to Master Global Custody Agreement, containing a revised Schedule A, by and among Registrant, Virtus Mutual Funds, VRT and JPMorgan Chase Bank, N.A., effective as of December 17, 2015, filed via EDGAR (as Exhibit g.1.a) with Post-Effective Amendment No. 85 to the Registration Statement of VOT (File No. 033-65137) on January 27, 2016, and incorporated herein by reference.

(h)	Other Material Contracts.

1.	Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services, LLC (“Virtus Fund Services”)) dated January 1, 2010, filed via EDGAR (as Exhibit h.2) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

a)	Amendment to Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of April 14, 2010, filed via EDGAR (as Exhibit h.2) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

b)	Second Amendment to Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of March 15, 2011, filed via EDGAR (as Exhibit h.3) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

c)	Corrected Third Amendment to Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds, VRT and Virtus Fund Services effective as of January 1, 2013, filed via EDGAR (as Exhibit h.1.c) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

d)	Fourth Amendment to Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of January 1, 2015, filed via EDGAR (as Exhibit h.1.d) with Post-Effective Amendment No. 104 to VET’s Registration Statement (File No. 002-16590) on July 28, 2015, and incorporated herein by reference.

e)	Fifth Amendment to Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds, VRT, and Virtus Fund Services, dated January 8, 2016, filed via EDGAR (as Exhibit h.1.e) with Post-Effective Amendment No. 35 to the Registration Statement of VRT (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

2.	Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 54 to the Registration Statement of VIT (File No. 033-64915) on April 27, 2012, and incorporated herein by reference.

a)	Adoption and Amendment Agreement among Virtus Mutual Funds, Virtus Alternative Solutions Trust (“VAST”), Virtus Fund Services and BNY Mellon dated as of March 21, 2014, filed via EDGAR (as Exhibit h.2.b) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

b)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of March 21, 2014, filed via EDGAR (as Exhibit h.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

c)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of November 12, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 80 (File No. 033-65137) on January 27, 2015, and incorporated herein by reference.

d)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of May 28, 2015, filed via EDGAR (as Exhibit h.2.d) with Post-Effective Amendment No. 18 to VAST’s Registration Statement (File No. 333-191940) on June 5, 2015, and incorporated herein by reference.

e)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon dated as of December 10, 2015, filed via EDGAR (as Exhibit h.2.e) with Post-Effective Amendment No. 35 to the Registration Statement of VRT (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

3.	Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2010, filed via EDGAR (as Exhibit h.4) with PEA No. 36 (File No. 033-65137) on January 28, 2010, and incorporated herein by reference.

a)	First Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of April 14, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

b)	Second Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of June 30, 2010, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

c)	Third Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of September 14, 2010, filed via EDGAR (as Exhibit h.7) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

d)	Fourth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2011, filed via EDGAR (as Exhibit h.8) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

e)	Fifth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of March 15, 2011, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

f)	Sixth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of August 28, 2012, filed via EDGAR (as Exhibit h.2.f) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective as of December 18, 2012, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

h)	Eighth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of June 10, 2013, filed via EDGAR with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

i)	Ninth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.3.i) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

j)	Tenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of November 13, 2014, filed via EDGAR (as Exhibit h.3.j) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

k)	Eleventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of January 1, 2015, filed via EDGAR (as Exhibit h.3.k) with Post-Effective Amendment No. 80 (File No. 033-65137) on January 27, 2015, and incorporated herein by reference.

l)	Twelfth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of March 19, 2015, filed via EDGAR (as Exhibit h.3.l) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

m)	Thirteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and Virtus Fund Services, effective as of January 8, 2016, filed via EDGAR (as Exhibit h.3.m) with Post-Effective Amendment No. 35 to the Registration Statement of VRT (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

4.	Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to the Registration Statement of VIT (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

a)	First Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010 filed via EDGAR (as Exhibit h.13.) with Post-Effective Amendment No. 52 to the Registration Statement of VIT (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

b)	Second Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010 filed via EDGAR (as Exhibit h.14.) with Post-Effective Amendment No. 52 to the Registration Statement of VIT (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

c)	Third Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March 15, 2011 filed via EDGAR (as Exhibit h.15.) with Post-Effective Amendment No. 52 to the Registration Statement of VIT (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

d)	Fourth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to the Registration Statement of VIT (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

e)	Fifth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to the Registration Statement of VIT (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

f)	Sixth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via

EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

h)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, Virtus Variable Insurance Trust (“VVIT”), VATS Offshore Fund, Ltd. (“VATS”), Virtus Fund Services and BNY Mellon dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

i)	Joinder Agreement to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VVIT, VAST, VATS, Virtus Fund Services and BNY Mellon dated December 10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-Effective Amendment No. 35 to the Registration Statement of VRT (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

5.	Twenty-Fifth Amended and Restated Expense Limitation Agreement between Registrant and VIA, effective as of February 8, 2016, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 88 (File No. 033-65137) on September 23, 2016, and incorporated herein by reference.

6.	Sixth Amended and Restated Expense Limitation Agreement between VIT and VIA, effective as of September 1, 2015, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 65 to the Registration Statement of VIT (File No. 033-64915) on April 20, 2016, and incorporated herein by reference.

7.	Second Amended and Restated Fee Waiver Agreement between Registrant and VP Distributors, dated as of March 17, 2011, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

8.	First Amended Fee Waiver Agreement (Class I Shares) between VIT and VP Distributors, effective as of December 1, 2014, filed via EDGAR (as Exhibit h.8) with Post-Effective Amendment No. 63 to the Registration Statement of VIT (File No. 033-64915) on April 29, 2015, and incorporated herein by reference.

9.	Form of Indemnification Agreement with Trustees George R. Aylward, Leroy Keith, Jr., Hassell H. McClellan, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson and Ferdinand L.J. Verdonck, effective as of January 21, 2015, filed via EDGAR (as Exhibit h.8) with Post-Effective Amendment No. 104 to the Registration Statement of VET (File No. 002-16590) on July 28, 2015, and incorporated herein by reference.

10.	Form of Indemnification Agreement with Trustees Thomas J. Brown, Donald C. Burke, Roger A. Gelfenbien and John R. Mallin, effective as of May 26, 2016, filed via EDGAR (as Exhibit h.8) with Post-Effective Amendment No. 87 to the Registration Statement of VOT on July 8, 2016, and incorporated herein by reference.

(i)	Legal Opinion.

1.	Opinion and consent of Morris, Nichols, Arsht & Tunnell, filed via EDGAR (as Exhibit e.10) with Pre-Effective Amendment No. 2 (File No. 033-65137) on February 29, 1996, and incorporated herein by reference.

2.	Opinion of Counsel as to legality of shares dated March 13, 2015, filed via EDGAR (as Exhibit i.2) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

3.	Opinion as to legality of the shares filed via EDGAR (as Exhibit i.1) with VIT’s Post-Effective Amendment No. 61 (File No. 033-64915) on November 12, 2014, and incorporated herein by reference.

4.	Opinion of Counsel as to legality of shares dated September 23, 2016, filed via EDGAR (as Exhibit i.4) with Post-Effective Amendment No. 88 (File No. 033-65137) on September 23, 2016, and incorporated herein by reference.

5.	*Opinion of Counsel as to legality of shares dated October 24, 2016, filed via EDGAR (as Exhibit i.5) herewith.

6.	*Consent of Sullivan & Worcester, filed via EDGAR (as Exhibit i.6) herewith.

(j)	Other Opinions.

1. *Consent of Independent Registered Public Accounting Firm filed via EDGAR (as Exhibit j.1) herewith.

(k)	Not applicable.

(l)	Initial Capital Agreements

1.	Share Purchase Agreement (the “Share Purchase Agreement”) between Registrant and GMG/Seneca Capital Management, L.P., filed via EDGAR with Pre-Effective Amendment No. 2 (File No. 033-65137) on February 29, 1996, and incorporated herein by reference.

2.	Form of Purchase Agreement relating to Initial Capital filed via EDGAR with VIT’s Post-Effective Amendment No. 3 (File No. 033-64915) on February 28, 1997, and incorporated herein by reference.

3.	Subscription Agreement, dated January 14, 1999, between Registrant and FDI Distribution Services, Inc. relating to Advisor Shares filed via EDGAR with VIT’s Post-Effective Amendment No. 10 (File No. 033-64915) on March 2, 1999 and incorporated herein by reference.

4.	Subscription Agreement, dated December 6, 2000, between Registrant and Provident Distributors, Inc. relating to B Shares filed via EDGAR with VIT’s Post-Effective Amendment No. 18 (File No. 033-64915) on December 28, 2000, and incorporated herein by reference.

(m)	Rule 12b-1 Plans.

1.	Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), effective March 1, 2007, filed via EDGAR (as Exhibit m.1.) with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007, and incorporated herein by reference.

a)	Amendment to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective June 27, 2007, filed via EDGAR (as Exhibit m.4) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007, and incorporated herein by reference.

b)	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective September 24, 2007, filed via EDGAR (as Exhibit m.8) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

c)	Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective October 1, 2007, filed via EDGAR (as Exhibit m.11) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

d)	Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective January 31, 2008, filed via EDGAR (as

Exhibit m.13) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

e)	Amendment No. 5 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective March 2, 2009, filed via EDGAR (as Exhibit m.15) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

f)	Amendment No. 6 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective April 21, 2009, filed via EDGAR (as Exhibit m.16) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

g)	Amendment No. 7 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 30, 2010, filed via EDGAR (as Exhibit m.19) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

h)	Amendment No. 8 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective September 14, 2010, filed via EDGAR (as Exhibit m.21) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

i)	Amendment No. 9 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective March 15, 2011, filed via EDGAR (as Exhibit m.23) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

j)	Amendment No. 10 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective August 28, 2012, filed via EDGAR (as Exhibit m.1.j) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

k)	Amendment No. 11 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective December 18, 2012, filed via EDGAR (as Exhibit m.1.k) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

l)	Amendment No. 12 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 10, 2013, filed via EDGAR with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

m)	Amendment No. 13 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective December 18, 2013, on behalf of Emerging Markets Small-Cap Fund, filed via EDGAR (as Exhibit m.1.m) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

n)	Amendment No. 14 to Class A Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective November 13, 2014, filed via EDGAR (as Exhibit m.1.n) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

o)	Amendment No. 15 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, effective March 19, 2015, filed via EDGAR (as Exhibit m.1.o) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

2.	Class A Shares Amended and Restated Distribution Plan of VIT Pursuant to Rule 12b-1 under the 1940 Act, dated March 1, 2007, filed via EDGAR (as Exhibit m.1) with VIT’s Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007, and incorporated herein by reference.

3.	Class A Shares Amended and Restated Shareholder Services Plan of VIT Not Pursuant to Rule 12b-1 under the 1940 Act, dated March 1, 2007, filed via EDGAR (as Exhibit m.3) with VIT’s Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007, and incorporated herein by reference.

4.	Class B Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective March 1, 2007, filed via EDGAR (as Exhibit m.2) with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007, and incorporated herein by reference.

a)	Amendment to Class B Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 27, 2007, filed via EDGAR (as Exhibit m.5) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007, and incorporated herein by reference.

b)	Amendment No. 2 to Class B Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective September 24, 2007, filed via EDGAR (as Exhibit m.9) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

5.	Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective March 1, 2007, filed via EDGAR (as Exhibit m.3) with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007, and incorporated herein by reference.

a)	Amendment to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 27, 2007, filed via EDGAR (as Exhibit m.6) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007, and incorporated herein by reference.

b)	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective September 24, 2007, filed via EDGAR (as Exhibit m.10) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

c)	Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective October 1, 2007, filed via EDGAR (as Exhibit m.12) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

d)	Amendment No. 4 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective January 31, 2008, filed via EDGAR (as Exhibit m.14) with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008, and incorporated herein by reference.

e)	Amendment No. 5 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective March 2, 2009, filed via EDGAR (as Exhibit m.17) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

f)	Amendment No. 6 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective April 21, 2009, filed via EDGAR (as Exhibit m.18) with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009, and incorporated herein by reference.

g)	Amendment No. 7 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective June 30, 2010, filed via EDGAR (as Exhibit m.20) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

h)	Amendment No. 8 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective September 14, 2010, filed via EDGAR (as Exhibit m.22) with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

i)	Amendment No. 9 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective March 15, 2011, filed via EDGAR (as Exhibit m.24) with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

j)	Amendment No. 10 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective August 28, 2012, filed via EDGAR (as Exhibit m.3.j) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

k)	Amendment No. 11 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act effective December 18, 2012, filed via EDGAR (as Exhibit m.3.k) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

l)	Amendment No. 12 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 10, 2013, filed via EDGAR (as Exhibit m.3.l) with Post-Effective Amendment No. 64 (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

m)	Amendment No. 13 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective December 18, 2013, filed via EDGAR (as Exhibit m.3.m) with Post-Effective Amendment No. 70 (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

n)	Amendment No. 14 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective November 13, 2014, filed via EDGAR (as Exhibit m.3.n) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

o)	Amendment No. 15 to Class C Shares Amended and Restated Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective March 19, 2015, filed via EDGAR (as Exhibit m.3.o) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

6.	Class C Shares Amended and Restated Distribution Plan of VIT Pursuant to Rule 12b-1 under the 1940 Act, dated March 1, 2007, filed via EDGAR (as Exhibit m.2) with VIT’s Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007, and incorporated herein by reference.

7.	I Shares Amended and Restated Shareholder Services Plan of VIT Not Pursuant to Rule 12b-1 under the 1940 Act, dated March 1, 2007, filed via EDGAR (as Exhibit m.5) with VIT’s Post-Effective Amendment No. 46 (File No. 033-64915) on April 24, 2007, and incorporated herein by reference.

8.	Class T Shares Distribution Plan of Registrant Pursuant to Rule 12b-1 under the 1940 Act, effective June 27, 2007, filed via EDGAR (as Exhibit m.7) with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007, and incorporated herein by reference.

(n)	Rule 18f-3 Plans.

1.	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act, effective as of August 21, 2014, filed via EDGAR (as Exhibit n.1) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

a)	First Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act, effective as of November 13, 2014, filed via EDGAR (as Exhibit n.1.a) with Post-Effective Amendment No. 75 (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

b)	Second Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act, effective as of March 19, 2015, filed via EDGAR (as Exhibit n.1.b) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

c)	Third Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act, effective as of January 8, 2016, filed via EDGAR (as Exhibit n.1.c) with Post-Effective Amendment No. 35 to the Registration Statement of VRT (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

d)	Fourth Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act, effective as of November 1, 2016, to be filed by amendment.

(o)	Reserved.

(p)	Code of Ethics.

1.	Amended and Restated Code of Ethics of the Virtus Mutual Funds effective August 2016, filed via EDGAR (as Exhibit p.1) with Post-Effective Amendment No. 88 (File No. 033-65137) on September 23, 2016, and incorporated herein by reference.

2.	Amended and Restated Code of Ethics of VIA, VP Distributors and other Virtus Affiliates dated June 30, 2016, filed via EDGAR (as Exhibit p.2) with Post-Effective Amendment No. 88 (File No. 033-65137) on September 23, 2016, and incorporated herein by reference.

3.	Code of Ethics of Subadviser Vontobel dated November, 2015, filed via EDGAR (as Exhibit p.3) with Post-Effective Amendment No. 88 (File No. 033-65137) on September 23, 2016, and incorporated herein by reference.

4.	Code of Ethics of Subadviser Herzfeld dated May 23, 2012, filed via EDGAR (as Exhibit p.8) with Post-Effective Amendment No. 61 (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

5.	Code of Ethics of Subadviser Horizon dated December 2015, filed via EDGAR (as Exhibit p.5) with Post-Effective Amendment No. 88 (File No. 033-65137) on September 23, 2016, and incorporated herein by reference.

6.	Code of Ethics of Subadviser KBI dated November 2015, filed via EDGAR (as Exhibit p.6) with Post-Effective Amendment No. 88 (File No. 033-65137) on September 23, 2016, and incorporated herein by reference.

(q)	Powers of Attorney

1.	Power of Attorney for all Trustees, dated June 2, 2010, filed via EDGAR (as Exhibit q) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

2.	Power of Attorney for Trustee Hassell H. McClellan, dated January 21, 2015, filed via EDGAR (as Exhibit r) with Post-Effective Amendment No. 82 (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

3.	Power of Attorney for Trustees Thomas J. Brown, Donald C. Burke, Roger A. Gelfenbien and John R. Mallin, dated June 30, 2016, filed via EDGAR (as Exhibit q.3) with Post-Effective Amendment No. 87 (File No. 033-65137) on July 8, 2016, and incorporated herein by reference.

*Filed herewith

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 18 of the Underwriting Agreement incorporated herein by reference to Exhibit e.1 of the Registrant’s Registration Statement filed on January 25, 2005. Indemnification of Registrant’s Custodian is provided for in Section 7 of the Master Global Custody Agreement incorporated herein by reference to Exhibit G.1 of the Registration Statement of VIT (File No. 033-64915) filed April 29, 2013. The indemnification of Registrant’s Transfer Agent is provided for in Article 6 of the Amended and Restated Transfer Agency and Service Agreement incorporated herein by reference to Exhibit h.6 of the Registration Statement of VIT (File No. 033-64915) filed on February 25, 2010. The Trust has entered into Indemnification Agreements with each trustee, the form of which is incorporated herein by reference to Exhibit H.8 of VET’s Registration Statement filed on July 28, 2015, whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibit A of the Registrant’s Registration Statement filed on January 25, 2002, provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person's acts or omissions, the Shareholder or former Shareholder (or such Person's heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VI Section 2 of the Registrant’s Bylaws incorporated herein by reference to Exhibit B.1 of the Registrant’s Registration Statement filed on January 30, 2007, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Investment Advisory Agreement, Subadvisory Agreements, Master Global Custody Agreement, Sub-Administration Agreement and Sub-Transfer Agency and Service Agreement, each as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VIA, the Registrant’s Trustees, and other registered investment management companies managed by VIA, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser and Subadvisers

See “Management of the Funds” in the Prospectus and “Investment Advisory and Other Services” and “Management of the Trust” in the Statement of Additional Information which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser and Subadvisers, reference is made to the Adviser’s and each Subadviser’s current Form ADV filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

Adviser	SEC File No.:
VIA	801-5995
Duff & Phelps	801-14813
Herzfeld	801-20866
Horizon	801-47515
Kayne Anderson	801-24241
KBI	801-60358
Newfleet	801-51559
Rampart	801-77244
Vontobel	801-21953

Item 32.	Principal Underwriter

(a)	VP Distributors, LLC serves as the principal underwriter for the following registrants:

Virtus Alternative Solutions Trust, Virtus Equity Trust, Virtus Opportunities Trust, Virtus Variable Insurance Trust and Virtus Retirement Trust.

(b)	Directors and executive officers of VP Distributors, 100 Pearl Street, Hartford, CT 06103 are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant
George R. Aylward	Executive Vice President	President and Trustee

Kevin J. Carr	Vice President, Counsel and Secretary	Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg	Vice President and Assistant Secretary	Vice President and Chief Compliance Officer

David Hanley	Vice President and Treasurer	None

Barry Mandinach	President	None

David C. Martin	Vice President and Chief Compliance Officer	None

Francis G. Waltman	Executive Vice President	Executive Vice President

(c)	To the best of the Registrant’s knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder include:

Secretary of the Trust:	Principal Underwriter:
Kevin J. Carr, Esq. 100 Pearl Street Hartford, CT 06103	VP Distributors, LLC 100 Pearl Street Hartford, CT 06103

Investment Adviser:	Custodian:
Virtus Investment Advisers, Inc. 100 Pearl Street Hartford, CT 06103	JPMorgan Chase Bank, National Association One Chase Manhattan Plaza, 19th Floor New York, NY 10005

Administrator & Transfer Agent:
Virtus Fund Services, LLC 100 Pearl Street Hartford, CT 06103

Fund Accountant, Sub-Administrator, Sub-Transfer Agent and Dividend Dispersing Agent:
BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, DE 19809

Subadviser to: Global Infrastructure Fund, Global Real Estate Securities Fund, International Equity Fund, International Real Estate Securities Fund and Real Estate Securities Fund
Duff & Phelps Investment Management Co. 200 South Wacker Drive, Suite 500 Chicago, IL 60606

Subadviser to: Herzfeld Fund	Subadviser to: International Wealth Masters Fund and Wealth Masters Fund
Thomas J. Herzfeld Advisors, Inc. 119 Washington Avenue, Suite 504 Miami Beach, FL 33139	Horizon Asset Management LLC 470 Park Avenue South New York, NY 10016

Subadviser to: Emerging Markets Small-Cap Fund and International Small-Cap Fund	Subadviser to: Emerging Markets Equity Income Fund and Essential Resources Fund
Kayne Anderson Rudnick Investment Management, LLC 1800 Avenue of the Stars, 2nd Floor Los Angeles, CA 90067	KBI Global Investors (North America) Ltd 3rd Floor, 2 Harbourmaster Place IFSC, Dublin 1, Ireland

Subadviser to: CA Tax-Exempt Bond Fund, Bond Fund, Emerging Markets Debt Fund, High Yield Fund, Low Duration Income Fund, Multi-Sector Intermediate Bond Fund, Multi-Sector Short Term Bond Fund, Senior Floating Rate Fund and Tax-Exempt Bond Fund	Subadviser to: Emerging Markets Opportunities Fund, Foreign Opportunities Fund, Global Opportunities Fund, and Greater European Opportunities Fund

Newfleet Asset Management, LLC 100 Pearl Street Hartford, CT 06103	Vontobel Asset Management, Inc. 1540 Broadway, 38th Floor New York, NY 10036

Subadviser to: Low Volatility Equity Fund
Rampart Investment Management Company, LLC One International Place, 14th Floor Boston, MA 02110

Item 34.	Management Services

None.

Item 35.	Undertakings

None.

Item 28.	Exhibits

e.3.a	Amended Annex A to Form of Sales Agreement between VP Distributors and dealers
i.5	Opinion of Counsel as to legality of shares dated October 24, 2016
i.6	Consent of Sullivan & Worcester
j.1	Consent of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 1st day of November, 2016.

VIRTUS OPPORTUNITIES TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 1st day of November, 2016.

Signature	Title

/s/ George R. Aylward
George R. Aylward	Trustee and President (principal executive officer)

/s/ W. Patrick Bradley
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)
/s/ Thomas J. Brown
Thomas J. Brown*	Trustee

/s/ Donald C. Burke
Donald C. Burke*	Trustee

/s/ Roger A. Gelfenbien
Roger A. Gelfenbien*	Trustee

/s/ John R. Mallin
John R. Mallin*	Trustee

/s/ Hassell H. McClellan
Hassell H. McClellan*	Trustee

/s/ Philip R. McLoughlin
Philip R. McLoughlin*	Trustee and Chairman

/s/ Geraldine M. McNamara
Geraldine M. McNamara*	Trustee

/s/ James M. Oates
James M. Oates*	Trustee

/s/ Richard E. Segerson
Richard E. Segerson*	Trustee

/s/ Ferdinand L.J. Verdonck
Ferdinand L.J. Verdonck*	Trustee

*By:	/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney